Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid tax and withholding tax receivables	$ 932	$ 1,761
Prepaid satellite launch services	300	0
Deferred commissions	1,375	1,030
Deposits	846	667
Restricted cash	309	375
Prepaid directors’ and officers’ liability insurance	4,757	0
Other prepayments and receivables	7,866	3,301
Total prepaid expenses and other current assets	$ 16,385	$ 7,134